Revenue - Revenue Disaggregated by Products and Service Lines and Timing of Revenue Recognition (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 16,843,933	R$ 13,582,463	R$ 12,518,139
Elimination [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	(40,127)	(34,705)	(38,209)
Goods or services transferred at point in time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	9,847,958	7,287,555	7,181,085
Goods or services transferred at point in time [member] | Gas distribution [member] | Comgas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,363,614	5,118,087	5,211,082
Goods or services transferred at point in time [member] | Lubricants and basic oil [member] | Moove cash generating unit [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,414,536	2,097,450	1,861,991
Goods or services transferred at point in time [member] | Other [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	69,808	72,018	108,012
Goods or services transferred over time [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,036,102	6,329,613	5,375,263
Goods or services transferred over time [member] | Transportation [member] | Logistics [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	5,715,450	4,993,849	3,960,800
Goods or services transferred over time [member] | Port Elevation [member] | Logistics [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	303,800	330,800	308,300
Goods or services transferred over time [member] | Construction revenue [member] | Comgas [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	415,753	351,193	339,025
Goods or services transferred over time [member] | Other services [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	R$ 601,099	R$ 653,771	R$ 767,138